Allowance for Loan and Lease Losses	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ALLOWANCE FOR LOAN AND LEASE LOSSES
NOTE 5 — ALLOWANCE FOR LOAN AND LEASE LOSSES

The ALLL is reported as a separate line item on the Consolidated Balance Sheets, while the reserve for off-balance sheet credit exposure is included in other liabilities, presented in Note 15—Other Liabilities. The provision or benefit for credit losses related to (i) loans and leases (ii) off-balance sheet credit exposure, and (iii) investment securities available for sale is reported in the Consolidated Statements of Income as provision or benefit for credit losses.

The Initial PCD ALLL for the SVBB Acquisition and the CIT Merger were established through a PCD Gross-Up and there were no corresponding increases to the provision for credit losses. The PCD Gross-Ups are discussed further in Note 1—Significant Accounting Policies and Basis of Presentation.

The initial ALLL for Non-PCD loans and leases acquired in the SVBB Acquisition and the CIT Merger were established through corresponding increases to the provision for credit losses (the “day 2 provision for loan and lease losses”).

The initial reserve for off-balance sheet credit exposure acquired in the SVBB Acquisition and the CIT Merger were established through a corresponding increase to the provision for off-balance sheet credit exposure (the “day 2 provision for off-balance sheet credit exposure”).
The ALLL activity for loans and leases is summarized in the following table.

Allowance for Loan and Lease Losses

dollars in millions	Year Ended December 31, 2023				Year Ended December 31, 2022
	Commercial	Consumer	SVB	Total	Commercial	Consumer	SVB	Total
Balance at beginning of period	$789	$133	$—	$922	$80	$98	$—	$178
Initial PCD ALLL	—	—	220	220	258	14	—	272
Day 2 provision for loan and lease losses	—	—	462	462	432	22	—	454
Provision (benefit) for loan and lease losses	541	27	135	703	101	(4)	—	97
Total provision for loan and lease losses	541	27	597	1,165	533	18	—	551
Charge-offs	(328)	(28)	(282)	(638)	(126)	(20)	—	(146)
Recoveries	44	14	20	78	44	23	—	67
Balance at end of period	$1,046	$146	$555	$1,747	$789	$133	$—	$922

					Year Ended December 31, 2021
					Commercial	Consumer	SVB	Total
Balance at beginning of period					$92	$133	$—	$225
Benefit for loan and lease losses					(7)	(30)	—	(37)
Charge-offs					(18)	(18)	—	(36)
Recoveries					13	13	—	26
Balance at end of period					$80	$98	$—	$178

The following table presents the components of the provision for credit losses:

Provision for Credit Losses

dollars in millions	Year Ended December 31,
	2023	2022	2021
Day 2 provision for loan and lease losses	$462	$454	$—
Provision (benefit) for loan and lease losses	703	97	(37)
Total provision (benefit) for loan and lease losses	1,165	551	(37)
Day 2 provision for off-balance sheet credit exposure	254	59	—
(Benefit) provision for off-balance sheet credit exposure	(44)	35	—
Total provision for off-balance sheet credit exposure	210	94	—
Benefit for investment securities available for sale credit losses	—	—	—
Provision (benefit) for credit losses	$1,375	$645	$(37)